Segments (Details 2)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 56,515,732	¥ 403,686,223	¥ 290,297,984	¥ 203,548,005
Holographic Technology LiDAR Products [Member]
Segment Reporting Information [Line Items]
Revenues	1,262,927	9,020,959	20,279,244	16,330,569
Holographic Technology Intelligence Vision Software And Technology Development Service [Member]
Segment Reporting Information [Line Items]
Revenues	26,318,643	187,991,434	100,607,447	45,930,400
Holographic Technology Licensing And Content Product [Member]
Segment Reporting Information [Line Items]
Revenues	314,525	2,246,627	7,969,381	5,594,979
Holographic Hardware Sales [Member]
Segment Reporting Information [Line Items]
Revenues			36,163	489,558
Total Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	$ 27,896,095	¥ 199,259,020	¥ 128,892,235	¥ 68,345,506